Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Consolidation, Policy
Principles of Consolidation

The operations of the Promotion Entities are consolidated with those of AGRL and its wholly owned subsidiaries and Iao Kun as of December 31, 2015 and 2014 and for the years ended December 31, 2015, 2014 and 2013. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Period, Policy	Fiscal Year End The fiscal year end of the Company is December 31.

Use of Estimates, Policy
Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to management and on various other assumptions that management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price obligation for the King's Gaming, Bao Li Gaming and the Oriental VIP Room acquisitions, goodwill and other intangible assets in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition, Policy
Revenue Recognition

Revenue from VIP gaming room promotion operations in Macau is recorded monthly based upon the Promotion Entities’ share of the net gaming wins/losses in VIP gaming rooms. The amounts due to the Promotion Entities are calculated and reported by the casino operators and the Promotion Entities on a monthly basis, usually within two days of the month end. Revenue from VIP operations in Australia is based upon a fixed commission as a percentage of rolling chip turnover.

Additionally, the Promotion Entities in Macau earn revenues based upon percentages of non-negotiable chips exchanged in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to players and is included in gross revenues.  These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

Beginning on September 1, 2012, the Company changed its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model in Macau. The decision to change from the fixed commission model to the revenue sharing model was made as a result of the Company’s expansion into four VIP gaming rooms with the ability to spread the risk of fluctuations surrounding gaming wins and losses. Additionally, management has initiated a program for junket agents who purchase non-negotiable chips in cash from the Promotion Entities in Macau (“super-agent”), allowing the super-agent to assume some of the risk of gaming losses or receive increased commissions as a result of gaming wins.

The win rate is the percentage of rolling chip turnover exchanged in the VIP gaming room that is won by the casino (gross wins and losses divided by rolling chip turnover). Win rate and total rolling chip turnover in the Group’s VIP gaming rooms during the year ended December 31, 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Win rate	3.59%	2.98%	2.97%

Total rolling chip turnover	$6,422,339,000	$16,627,093,000	$17,048,596,000

Vip Gaming Room Cage and Marker Accounting Policy
VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, VIP gaming patrons primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the VIP gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The exchange of the non-negotiable chips by the VIP gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

A VIP gaming patron can be a player, a junket agent or a super-agent. Whoever signs on the marker and takes delivery of the non-negotiable chips at the casino cage and carries them over to the game table is the borrower. It is also common practice that the VIP gaming patron taking delivery of the non-negotiable chips shares the chips with other VIP gaming patrons for the purpose of achieving a higher rolling volume (if the VIP gaming patron is a junket agent, they are entitled to receive commission even when the non-negotiable chips are wagered by third parties acquainted with them) without receiving immediate payment in cash for the non-negotiable chips. Under Macau law, licensed gaming promoters are permitted to extend credit to VIP gaming patrons creating a civil obligation to pay.

The Group, through the Promotion Entities, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in mainland China. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promotion Entities, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

		% of total		% of total
	December 31,	markers	December 31,	markers
Jurisdiction/Aging	2015	receivable	2014	receivable
PRC
0-30 days	$10,405,378		$12,330,410
31-60 days	8,907,468		11,760,382
61-90 days	9,906,074		9,025,019
91-180 days	28,120,968		23,337,632
Greater than 180 days	-		-
Total	$57,339,888	34%	$56,453,443	30%

The Group regularly evaluates the allowance for uncollectible marker receivable based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Messrs. Lam and Vong guaranteed all markers receivable in the Company’s VIP gaming rooms until June 25, 2014, upon the execution of a termination agreement for the guarantees and loan agreements. The guarantees by Messrs. Lam and Vong did not cover markers receivable attributable to the junket agent networks of Mr. Mok, Mr. Lou and Mr. Lei or Mr. Vong Veng Im as described below. The guarantee of Messrs. Lam and Vong allowed for offset against the loans provided by them for the working capital. Upon the acquisition of King’s Gaming, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms for as long as he is employed by the Company. Upon the acquisition of Bao Li Gaming, Mr. Lou and Mr. Lei guaranteed the collection of all markers receivable attributable to them and their network of junket agents at both Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms through December 31, 2015. Upon the acquisition of the Oriental VIP room, Mr. Vong Veng Im guaranteed the collection of all markers receivable attributable to the Collaborator and his network of junket agents at both the Oriental VIP Room and the Company’s existing and future VIP gaming rooms through June 30, 2016. Upon the acquisition of the profit interest of the Crown Australia Junket Operator, Mr. Lou Kan Kuong guaranteed the collection of all markers receivable attributable to the Crown Australia operation and his network of junket agents at Crown Australia, Melbourne and Perth for so long as he is employed by the Company or the termination of the Australia junket business, whichever is earlier. As of December 31, 2015 and 2014, management believes that an allowance for uncollectible markers receivable is not necessary.

Two junket agents accounted for approximately 13% and 11% of markers receivable as of December 31, 2015. No junket agents, individually, accounted for more than 10% of markers receivable as of December 31, 2014.

Fair Value of Financial Instruments, Policy
Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —
Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these assets and liabilities does not entail a significant degree of judgment.

Level 2 —
Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit payable, accrued expenses, and loan payable to shareholders, the carrying values of these financial instruments approximate their fair value due to their short maturities.  The contingent purchase price obligations-King’s Gaming, Bao Li Gaming and Oriental VIP Room acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Note 9, Note 10 and Note 11).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the years ended December 31, 2015 and 2014.

The following are the classes of assets and liabilities measured at fair value:

Recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets			Total Gains
		for	Significant		for the Year
	As of	Identical	Other	Significant	Ended
	December 31,	Liabilities	Observable	Unobservable	December 31,
	2015	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	2015

Fair Value of Contingent Consideration:

Oriental VIP Room	$-	$-	$-	$-	$24,807,965

Bao Li Gaming	$14,228,500	$-	$-	$14,228,500	$5,407,770

Total recurring fair value measurements					$30,215,735

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets			Total (Losses)
		for	Significant		for the Year
	As of	Identical	Other	Significant	Ended
	December 31,	Liabilities	Observable	Unobservable	December 31,
	2014	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	2014

Fair Value of Contingent Consideration:

Oriental VIP Room	$41,404,026	$-	$-	$41,404,026	$(34,741,232)

Bao Li Gaming	$42,291,631	$-	$-	$42,291,631	$(26,177,337)

Total recurring fair value measurements					$(60,918,569)

Non-recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total
		Markets	Significant		(Losses) for
		for	Other	Significant	the Year
	As of	Identical	Observable	Unobservable	Ended
	December 31,	Liabilities	Inputs (Level	Inputs (Level	December 31,
	2015	(Level 1)	2)	3)	2015

Goodwill	$-	$-	$-	$-	$(17,757,113)

Total non-recurring fair value measurements					$(17,757,113)

Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements:

Fair Value
Contingent	as of	Valuation
Consideration	12/31/2015	Techniques	Unobservable Input	Range

Oriental VIP Room	$-	Forecasted Performance, June 2016	Chip Turnover Annual Growth	(60%)-(20%)

		Monte Carlo Method	Average Simulated Share Prices	$1.07

	Fair Value
Contingent	as of	Valuation
Consideration	12/31/2014	Techniques	Unobservable Input	Range

Oriental VIP Room	$41,404,026	Forecasted Performance, 2015-June 2016	Chip Turnover Annual Growth	(40%) – (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.24- $1.29

Bao Li Gaming	$42,291,631	Forecasted Performance, 2015	Chip Turnover Annual Growth	(20%) - (5%)

		Monte Carlo Method	Average Simulated Share Prices	$1.26- $1.31

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the Bao Li Gaming and Oriental VIP Room acquisitions are the forecasted performance results of the operations of Bao Li Gaming and Oriental VIP Room and the simulated share prices of the Company’s ordinary shares (the “Ordinary Shares”) under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. As of December 31, 2015, the Bao Li Gaming final contingent consideration was determined based upon actual performance and no future estimates are required.

Cash and Cash Equivalents, Policy
Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Trade and Other Accounts Receivable and Concentration Risk Credit Risk
Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the casino operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share, Policy
Earnings Per Share

Basic net earnings (loss) per common share is computed by dividing net earnings (loss) applicable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents, consisting of shares that might be issued upon exercise of common stock options. In periods where losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The calculations of earnings (loss) per share are computed as follows for the years ended December 31,:

	2015	2014	2013
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$5,117,769	$(60,077,935)	$5,387,502
Denominator:
Denominator for basic earnings (loss) per share
- Weighted-average Ordinary Shares outstanding during the year	62,116,749	60,781,915	53,030,405
Effect of dilutive securities:
- Weighted-average director shares issued/ issuable	400	-	167
- Oriental VIP Room earn out shares	39,315	-	-
- Bao Li Gaming earn out shares	136,370	-	180,000
Denominator for diluted earnings (loss) per share	62,292,834	60,781,915	53,210,572

Basic earnings (loss) per share	$0.08	$(0.99)	$0.10
Diluted earnings (loss) per share	$0.08	$(0.99)	$0.10

The issued and issuable earnout Ordinary Shares for the Oriental VIP Room (Note 11) and Bao Li Gaming (Note 10) have been included in basic earnings (loss) per share based on the weighted average shares for the years ended December 31, 2015, 2014 and 2013 and incremental shares from the assumed outstanding earnout shares as of the beginning of each period are included for the calculation of diluted earnings per share but excluded from the calculation of diluted loss per share because the effect would have been anti-dilutive.

In 2011, the Company decided that a portion of the directors fees and officers remuneration would be paid in Ordinary Shares. The shares are to be issued in January of each year.  In November 2015, a new plan was adopted to allow for additional shares to be issued. A total of 60,790 Ordinary Shares were issued during the third quarter of 2014 to satisfy the Company’s obligations for 2013 and have been included in diluted earnings per share based on the weighted average shares for the year ended December 31, 2013. A total of 145,980 Ordinary Shares are to be issued to satisfy the Company’s obligations for 2015 and have been included in diluted earnings per share based on the weighted average shares for the year ended December 31, 2015.

The Company issued one transferable subscription right for each two Ordinary Shares then owned to stockholders of record on June 3, 2013. Accordingly, as required by FASB ASC Topic 260 “Earnings Per Share” the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013. This factor represents the impact of the bonus element of the rights offering on the Company’s Ordinary Shares, based upon the closing price of the Ordinary Shares immediately prior to the rights trading separately from the Ordinary Shares on June 5, 2013 ($4.07 per share), and the expected proceeds from the rights offering.

Property, Plant and Equipment, Policy
Property and Equipment

Property and equipment is stated at cost. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets ranging from two to five years, which do not exceed the lease term for leasehold improvements, if applicable.

Goodwill and Intangible Assets, Policy
Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3 to 5.5 years	Based upon six months after the expiration of the employment agreement or at the expiration of the employment agreement

Non-Compete agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Profit interest agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy
Indefinite Useful Life Assets

In accordance with U.S. GAAP, the Company performs impairment testing for goodwill at least annually unless indicators of impairment exist in interim periods. The Company performs its annual test of goodwill on December 31 each year.

Goodwill impairment testing follows the two-step approach as defined in FASB ASC Topic 350, which is performed at the entity level as the Company has one reporting unit, which is gaming promotion business mainly located in Macau. The first step (“Step 1”) compares the fair value of the reporting unit to its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second step of the impairment test is performed to measure the amount of impairment loss to be recognized. In the second step (“Step 2”), the fair value of the reporting unit resulting from the first step of the evaluation is allocated to the fair value of all of the assets and liabilities of the reporting unit in order to determine an implied goodwill value. This allocation is similar to the purchase price allocation performed in purchase accounting. If the carrying value of goodwill exceeds the implied fair value, the excess of the carrying value is required to be recorded as an impairment loss. The loss recognized cannot exceed the carrying value of goodwill.

Impairment or Disposal of Long-Lived Assets, Policy
Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition.

Advertising Costs, Policy
Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the years ended December 31, 2015, 2014 and 2013, the Group incurred advertising costs of $514,923, $709,609 and $348,384, respectively.

Share-based Compensation, Option and Incentive Plans Policy
Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on the average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.

The shareholders approved the 2011 Omnibus Securities and Incentive Plan in December 2011 and the Board of Directors approved the 2015 Omnibus Equity Incentive Plan in November 2015 (collectively, the “Incentive Plan”). The purpose of the Incentive Plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors, and nonemployee consultants to the Company and its affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Incentive Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares and 500,000 Ordinary Shares for the 2011 Incentive Plan and 2015 Incentive Plan, respectively, as may be best suited to the circumstances of the particular employee, director or consultant. On July 17, 2014, 60,790 Ordinary Shares were issued for year 2013 compensation. On December 10, 2015, 111,730 Ordinary Shares were issued as compensation owed for 2014. 145,980 Ordinary Shares are to be issued as compensation owed for 2015. A liability of approximately $209,000 and $209,000 is included in accrued expenses at December 31, 2015 and December 31, 2014, respectively.

Foreign Currency Transactions and Translations Policy
Foreign Currency

The reporting currency of Iao Kun is in the United States dollar ("US $", "$", “Reporting Currency”).  The Group’s functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income (loss) but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31,	December 31,	December 31,
	2015	2014	2013
Period end HK$:US$ exchange rate	$7.75	$7.75	$7.75
Average annual HK$:US$ exchange rate	$7.75	$7.75	$7.76

Comprehensive Income, Policy
Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and Political Risks
Economic and political risks

The Group’s current operations are mainly conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Income Tax, Policy
Income Taxes

Sang Heng, King's Gaming, Bao Li, Sang Lung and Oriental are not subject to Macau Complimentary tax, because, pursuant to the VIP gaming promoter agreements with the Casino Operators, gaming revenue is received net of taxes collected by the Macau SAR paid directly by the Casino Operator on a monthly basis. No provision for Macau Complimentary tax has been made.

As Promotion Entities, Sang Heng, King's Gaming, Bao Li, Sang Lung and Oriental are subject to a tax on the amount of non-negotiable chips exchanged by VIP gaming patrons in the VIP gaming rooms (“rolling chip turnover”), which is referred to as a “rolling tax”. The rolling tax is deducted and paid by the Casino Operator on a monthly basis. The rate of rolling tax is 0.01% on the rolling chip turnover of the VIP gaming room and the rolling tax is deducted as an expense in the consolidated statements of operations.

AGRL is not subject to Hong Kong profits tax because all operations are performed outside Hong Kong and Hong Kong adopts a territorial tax regime under which only Hong Kong sourced income is subject to the profit tax.

All subsidiaries are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes. The Company did not derive any significant amount of income subject to such taxes after completion of the Share Exchange and accordingly, no relevant tax provision is made in the consolidated statements of operations.

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income in the period that includes the enactment date.

The Company has not recorded deferred income taxes applicable to undistributed earnings of Macau VIP rooms because it is the present intention of management to reinvest the undistributed earnings indefinitely in Macau. Undistributed earnings amounted to approximately $271,898,000 and $256,283,000 on December 31, 2015 and 2014, respectively. If the earnings of such foreign subsidiaries were not indefinitely reinvested, a deferred tax liability of approximately $32,628,000 and $30,754,000 would have been required at December 31, 2015 and 2014, respectively. Generally, such earnings become subject to Macau tax upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability on such undistributed earnings.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2015 and 2014, there were no amounts that had been accrued with respect to uncertain tax positions.

New Accounting Pronouncements, Policy
Recently Issued Accounting Pronouncements

In August 2014, the FASB issued Accounting Standards Update 2014-15 – Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern ("ASU 2014-15"). ASU 2014-15 defines management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and provides related footnote disclosure requirements. Under U.S. GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. Financial reporting under this presumption is commonly referred to as the going concern basis of accounting. The going concern basis of accounting establishes the fundamental basis for measuring and classifying assets and liabilities. The Update provides guidance on when there is substantial doubt about an organization’s ability to continue as a going concern and how the underlying conditions and events should be disclosed in the footnotes. It is intended to reduce diversity that existed in footnote disclosures because of the lack of guidance about when substantial doubt existed. The amendments in this Update is effective for the Company beginning in the year ended December 31, 2016. Early application  is permitted. Management is currently evaluating the effect that the updated standard will have on the Company’s consolidated financial statements and related disclosures.

Except as described above, management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.